Employee Benefits	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefit Plan [Abstract]
Employee Benefits
32)
EMPLOYEE BENEFITS

	As at March 31
Particulars	2023	2024
Net defined benefit liability	7,090	9,316
Other long term employee benefit (liability for compensated absences)	1,796	2,346
Total employee benefit liabilities	8,886	11,662

	As at March 31
Particulars	2023	2024
Present value of unfunded obligation	7,090	9,316
Total	7,090	9,316

Defined Benefit Plan

The Group’s gratuity scheme for the employees of its Indian subsidiaries is a defined benefit plan. The plan in Q2T is funded, whereas plan for the rest of Indian subsidiaries are unfunded. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A. Movement in the net defined benefit liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2023	2024	2023	2024	2023	2024
Balance as at April 1	7,457	7,245	(199)	(155)	7,258	7,090
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	115	95	—	—	115	95
Included in profit or loss
Current service cost	1,133	1,180	—	—	1,133	1,180
Past service cost (credit)	—	(307)	—	—	—	(307)
Interest cost (income)	394	492	(11)	(11)	383	481
	1,527	1,365	(11)	(11)	1,516	1,354
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(9)	854	—	—	(9)	854
-financial assumptions	(327)	17	—	—	(327)	17
-experience adjustment	(130)	340	—	—	(130)	340
-Return on plan assets excluding interest income	—	—	(2)	1	(2)	1
	(466)	1,211	(2)	1	(468)	1,212
Effects of movement in foreign exchange rates	(609)	(118)	15	3	(594)	(115)
Other
Contribution by employer	—	—	(1)	(2)	(1)	(2)
Benefits paid	(779)	(331)	43	13	(736)	(318)
Balance as at March 31	7,245	9,467	(155)	(151)	7,090	9,316

Represented by:

	As at March 31
Particulars	2023	2024
Present value of defined benefit obligation	7,245	9,467
Less: fair value of plan assets	(155)	(151)
Net defined benefit liability	7,090	9,316

During the year ended March 31, 2024, the gratuity plan for the employees was amended for revision in the underlying ceiling limits.

B.
Actuarial assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2023	2024
Discount rate (per annum)	7.00%-7.20%	6.90%-7.00%
Future salary growth (per annum)	5.00%-11.00%	7.00%-11.00%
Withdrawal rate	5.00%-25.00%	5.00%-25.00%
Retirement age (years)	58-65	58-65

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

C.
Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2023		For the year ended March 31, 2024
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(269)	292	(560)	630
Future salary growth (1% movement)	281	(266)	594	(542)
Withdrawal rates (5%-10% movement)	(514)	883	(884)	1,853

D.
Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2023	2024
Funds managed by the insurer	100%	100%

E. Description of plan characteristics

The Gratuity scheme is a final salary defined benefit plan that provides for a lump sum payment made on exit either by way of retirement, death, disability or voluntary withdrawal. The benefits are defined on the basis of final salary and the period of service and paid as lump sum at exit.

F. Description of plan associated risks

1. Interest rate risk : The defined benefit obligation calculated uses a discount rate based on government bonds. If bond yields fall, the defined benefit obligation will tend to increase.

2. Salary inflation risk : Higher than expected increases in salary will increase the defined benefit obligation.

3. Demographic risk : This is the risk of variability of results due to unsystematic nature of decrements that include mortality, withdrawal, disability and retirement. The effect of these decrements on the defined benefit obligation is not straight forward and depends upon the combination of salary increase, discount rate and vesting criteria. It is important not to overstate withdrawals because in the financial analysis the retirement benefit of a short career employee typically costs less per year as compared to a long service employee.

G. Expected benefit payments for the year ending:

Amount
March 31, 2025	1,211
March 31, 2026	1,150
March 31, 2027	1,337
March 31, 2028	2,127
March 31, 2029	1,786
Thereafter	9,898

H. The Group expects to pay USD 38 in contributions to its defined benefit plans in the next annual reporting period.

I. The weighted average duration of the defined benefit obligation is 3-8 years (March 31, 2023: 3.5-8 years).